Note 19 - Obligations Under Finance Leases - Obligations Under Finance Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Minimum lease payments	$ 618	$ 272
Present value of minimum lease payments	578	240
Future finance charges	(40)	(32)
Total obligations under finance lease	578	240
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	291	165
Present value of minimum lease payments	285	145
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	327	107
Present value of minimum lease payments	$ 293	$ 95